Share capital - Fair value of options (Details) - Stock options	9 Months Ended
Sep. 30, 2019
Disclosure of classes of share capital [line items]
Annualized volatility	62.29%
Dividend rate	0.00%
Minimum
Disclosure of classes of share capital [line items]
Expected life of options	3 years
Risk-free interest rate	1.25%
Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years
Risk-free interest rate	1.58%